Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (notes 2 and 13)	$ 1,464,975	$ 1,190,184	$ 682,508
Voyage expenses	(474,371)	(495,604)	(315,113)
Vessel operating expenses	(241,585)	(275,139)	(295,599)
Time-charter hire expenses (note 13)	(70,836)	(27,374)	(15,440)
Depreciation and amortization	(97,551)	(99,033)	(106,084)
General and administrative expenses	(57,590)	(57,552)	(74,387)
Gain on sale and (write-down) of assets (note 14)	10,360	21,863	(92,368)
Asset retirement obligation extinguishment gain (note 6)	0	0	32,950
Restructuring charges (note 15)	(1,677)	(11,579)	(1,820)
Income (loss) from vessel operations	531,725	245,766	(185,353)
Interest expense	(28,009)	(38,580)	(68,412)
Interest income	24,128	6,689	169
Realized and unrealized gains on non-designated derivative instruments (note 9)	449	4,817	467
Equity income (loss) (note 4)	3,432	244	(14,107)
Loss on bond repurchases	0	(12,694)	0
Other - net (note 16)	(2,140)	4,811	(15,190)
Income (loss) from continuing operations before income taxes	529,585	211,053	(282,426)
Income tax (expense) recovery (note 17)	(12,162)	(1,417)	4,963
Income (loss) from continuing operations	517,423	209,636	(277,463)
(Loss) income from discontinued operations (note 21)	0	(20,276)	274,095
Net income (loss)	517,423	189,360	(3,368)
Net (income) loss attributable to non-controlling interests (note 1)	(366,782)	(110,953)	11,174
Net income attributable to the shareholders of Teekay Corporation	150,641	78,407	7,806
Income (loss) from continuing operations	(517,423)	(209,636)	277,463
Net (income) loss attributable to non-controlling interests, continuing operations	(366,782)	(172,881)	174,792
Net income (loss) attributable to the shareholders of Teekay Corporation, continuing operations	150,641	36,755	(102,671)
Net loss (income) attributable to non-controlling interests, discontinued operations	0	61,928	(163,618)
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	0	41,652	110,477
Net income attributable to the shareholders of Teekay Corporation	$ 150,641	$ 78,407	$ 7,806
Basic and Diluted (shares)	94,484,659	102,119,129	102,148,629
Common stock and common stock equivalents (shares)	96,644,969	104,415,597	102,148,629
• Diluted income	$ 1.54	$ 0.76	$ 0.08
Amounts attributable to the shareholders of Teekay Corporation
• Basic income (loss) from continuing operations attributable to shareholders of Teekay Corporation	1.59	0.36	(1.01)
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	0	0.41	1.08
• Basic income	1.59	0.77	0.08
• Diluted income (loss) from continuing operations attributable to shareholders of Teekay Corporation	1.54	0.35	(1.01)
• Diluted income from discontinued operations attributable to shareholders of Teekay Corporation	0	0.40	1.08
• Diluted income	$ 1.54	$ 0.76	$ 0.08